Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,599	123,295
Total Alternative Strategies Funds (Cost $98,177)		123,295

Exchange-Traded Equity Funds 6.0%

Real Estate 6.0%
iShares U.S. Real Estate ETF	1,191	121,411
Total Exchange-Traded Equity Funds (Cost $103,967)		121,411

Exchange-Traded Fixed Income Funds 7.5%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	362	40,710
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	637	81,542
Investment Grade 1.5%
Vanguard Mortgage-Backed Securities ETF	572	30,528
Total Exchange-Traded Fixed Income Funds (Cost $139,508)		152,780

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	14,154	184,991
Columbia Solutions Conservative Portfolio(a)	133,373	1,444,428
Total Multi-Asset/Tactical Strategies Funds (Cost $1,482,054)		1,629,419

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.051%(a),(b)	83,899	83,890
Total Money Market Funds (Cost $83,884)		83,890
Total Investments in Securities (Cost: $1,907,590)		2,110,795
Other Assets & Liabilities, Net		(73,517)
Net Assets		2,037,278
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	63,685	69,092	(20,085)	10,603	123,295	—	925	—	5,599
Columbia Short-Term Cash Fund, 0.051%
	66,855	749,002	(731,967)	—	83,890	—	—	13	83,899
Columbia Solutions Aggressive Portfolio
	143,539	66,178	(37,636)	12,910	184,991	—	143	—	14,154
Columbia Solutions Conservative Portfolio
	1,115,016	534,122	(244,557)	39,847	1,444,428	—	(458)	—	133,373
Total	1,389,095			63,360	1,836,604	—	610	13

(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2021	1

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	4,126	90,836
Total Alternative Strategies Funds (Cost $70,598)		90,836

Exchange-Traded Equity Funds 6.0%

Real Estate 6.0%
iShares U.S. Real Estate ETF	877	89,402
Total Exchange-Traded Equity Funds (Cost $75,302)		89,402

Exchange-Traded Fixed Income Funds 7.5%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	267	30,027
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	469	60,036
Investment Grade 1.5%
Vanguard Mortgage-Backed Securities ETF	421	22,469
Total Exchange-Traded Fixed Income Funds (Cost $102,897)		112,532

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	20,200	264,015
Columbia Solutions Conservative Portfolio(a)	86,448	936,232
Total Multi-Asset/Tactical Strategies Funds (Cost $1,064,549)		1,200,247

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.051%(a),(b)	61,422	61,416
Total Money Market Funds (Cost $61,411)		61,416
Total Investments in Securities (Cost: $1,374,757)		1,554,433
Other Assets & Liabilities, Net		(53,718)
Net Assets		1,500,715
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	53,351	33,847	(4,460)	8,098	90,836	—	304	—	4,126
Columbia Short-Term Cash Fund, 0.051%
	56,634	144,727	(139,945)	—	61,416	—	—	8	61,422
Columbia Solutions Aggressive Portfolio
	233,063	20,528	(9,286)	19,710	264,015	—	115	—	20,200
Columbia Solutions Conservative Portfolio
	822,885	85,588	—	27,759	936,232	—	—	—	86,448
Total	1,165,933			55,567	1,352,499	—	419	8

(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2021

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	8,681	191,153
Total Alternative Strategies Funds (Cost $152,866)		191,153

Exchange-Traded Equity Funds 6.0%

Real Estate 6.0%
iShares U.S. Real Estate ETF	1,847	188,283
Total Exchange-Traded Equity Funds (Cost $159,941)		188,283

Exchange-Traded Fixed Income Funds 7.5%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	562	63,203
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	987	126,346
Investment Grade 1.5%
Vanguard Mortgage-Backed Securities ETF	887	47,339
Total Exchange-Traded Fixed Income Funds (Cost $224,602)		236,888

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	69,015	902,031
Columbia Solutions Conservative Portfolio(a)	149,908	1,623,507
Total Multi-Asset/Tactical Strategies Funds (Cost $2,267,324)		2,525,538

Money Market Funds 4.0%

Columbia Short-Term Cash Fund, 0.051%(a),(b)	127,348	127,335
Total Money Market Funds (Cost $127,335)		127,335
Total Investments in Securities (Cost: $2,932,068)		3,269,197
Other Assets & Liabilities, Net		(111,348)
Net Assets		3,157,849
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	105,362	91,980	(22,969)	16,780	191,153	—	1,106	—	8,681
Columbia Short-Term Cash Fund, 0.051%
	107,923	783,333	(763,921)	—	127,335	—	—	19	127,348
Columbia Solutions Aggressive Portfolio
	747,451	221,303	(131,851)	65,128	902,031	—	647	—	69,015
Columbia Solutions Conservative Portfolio
	1,339,325	416,464	(181,695)	49,413	1,623,507	—	(3,295)	—	149,908
Total	2,300,061			131,321	2,844,026	—	(1,542)	19

(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2021	3

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,531	121,794
Total Alternative Strategies Funds (Cost $96,850)		121,794

Exchange-Traded Equity Funds 6.0%

Real Estate 6.0%
iShares U.S. Real Estate ETF	1,177	119,983
Total Exchange-Traded Equity Funds (Cost $101,489)		119,983

Exchange-Traded Fixed Income Funds 7.5%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	358	40,261
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	629	80,518
Investment Grade 1.5%
Vanguard Mortgage-Backed Securities ETF	565	30,154
Total Exchange-Traded Fixed Income Funds (Cost $141,989)		150,933

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	64,245	839,687
Columbia Solutions Conservative Portfolio(a)	71,028	769,230
Total Multi-Asset/Tactical Strategies Funds (Cost $1,389,445)		1,608,917

Money Market Funds 4.0%

Columbia Short-Term Cash Fund, 0.051%(a),(b)	80,114	80,106
Total Money Market Funds (Cost $80,106)		80,106
Total Investments in Securities (Cost: $1,809,879)		2,081,733
Other Assets & Liabilities, Net		(69,936)
Net Assets		2,011,797
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	69,539	56,422	(14,960)	10,793	121,794	—	741	—	5,531
Columbia Short-Term Cash Fund, 0.051%
	73,042	486,403	(479,339)	—	80,106	—	—	11	80,114
Columbia Solutions Aggressive Portfolio
	720,134	180,026	(122,199)	61,726	839,687	—	512	—	64,245
Columbia Solutions Conservative Portfolio
	656,882	182,678	(94,770)	24,440	769,230	—	(2,171)	—	71,028
Total	1,519,597			96,959	1,810,817	—	(918)	11

(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2021

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,572	122,697
Total Alternative Strategies Funds (Cost $99,296)		122,697

Exchange-Traded Equity Funds 6.0%

Real Estate 6.0%
iShares U.S. Real Estate ETF	1,185	120,799
Total Exchange-Traded Equity Funds (Cost $103,367)		120,799

Exchange-Traded Fixed Income Funds 7.5%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	361	40,598
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	634	81,158
Investment Grade 1.5%
Vanguard Mortgage-Backed Securities ETF	569	30,368
Total Exchange-Traded Fixed Income Funds (Cost $144,497)		152,124

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	86,468	1,130,141
Columbia Solutions Conservative Portfolio(a)	45,299	490,582
Total Multi-Asset/Tactical Strategies Funds (Cost $1,365,899)		1,620,723

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.051%(a),(b)	83,770	83,762
Total Money Market Funds (Cost $83,762)		83,762
Total Investments in Securities (Cost: $1,796,821)		2,100,105
Other Assets & Liabilities, Net		(73,486)
Net Assets		2,026,619
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	63,953	62,716	(14,521)	10,549	122,697	—	677	—	5,572
Columbia Short-Term Cash Fund, 0.051%
	68,369	590,874	(575,481)	—	83,762	—	—	—	83,770
Columbia Solutions Aggressive Portfolio
	884,642	322,571	(156,335)	79,263	1,130,141	—	553	—	86,468
Columbia Solutions Conservative Portfolio
	382,361	153,256	(60,464)	15,429	490,582	—	(1,963)	—	45,299
Total	1,399,325			105,241	1,827,182	—	(733)	—

(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2021	5

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,213	114,778
Total Alternative Strategies Funds (Cost $93,623)		114,778

Exchange-Traded Equity Funds 6.0%

Real Estate 6.0%
iShares U.S. Real Estate ETF	1,109	113,051
Total Exchange-Traded Equity Funds (Cost $97,319)		113,051

Exchange-Traded Fixed Income Funds 7.5%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	337	37,899
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	593	75,910
Investment Grade 1.5%
Vanguard Mortgage-Backed Securities ETF	532	28,393
Total Exchange-Traded Fixed Income Funds (Cost $134,997)		142,202

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	99,628	1,302,131
Columbia Solutions Conservative Portfolio(a)	19,733	213,714
Total Multi-Asset/Tactical Strategies Funds (Cost $1,251,599)		1,515,845

Money Market Funds 3.5%

Columbia Short-Term Cash Fund, 0.051%(a),(b)	67,249	67,242
Total Money Market Funds (Cost $67,241)		67,242
Total Investments in Securities (Cost: $1,644,779)		1,953,118
Other Assets & Liabilities, Net		(57,587)
Net Assets		1,895,531
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	57,679	59,273	(11,963)	9,789	114,778	—	528	—	5,213
Columbia Short-Term Cash Fund, 0.051%
	64,298	623,790	(620,846)	—	67,242	—	—	12	67,249
Columbia Solutions Aggressive Portfolio
	982,826	418,122	(188,607)	89,790	1,302,131	—	782	—	99,628
Columbia Solutions Conservative Portfolio
	160,607	73,642	(27,211)	6,676	213,714	—	(912)	—	19,733
Total	1,265,410			106,255	1,697,865	—	398	12

(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2021

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,451	120,041
Total Alternative Strategies Funds (Cost $99,364)		120,041

Exchange-Traded Equity Funds 6.0%

Real Estate 6.0%
iShares U.S. Real Estate ETF	1,160	118,250
Total Exchange-Traded Equity Funds (Cost $103,214)		118,250

Exchange-Traded Fixed Income Funds 7.5%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	353	39,699
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	620	79,366
Investment Grade 1.5%
Vanguard Mortgage-Backed Securities ETF	557	29,727
Total Exchange-Traded Fixed Income Funds (Cost $141,506)		148,792

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	118,310	1,546,309
Columbia Solutions Conservative Portfolio(a)	3,608	39,073
Total Multi-Asset/Tactical Strategies Funds (Cost $1,301,719)		1,585,382

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.051%(a),(b)	81,613	81,605
Total Money Market Funds (Cost $81,605)		81,605
Total Investments in Securities (Cost: $1,727,408)		2,054,070
Other Assets & Liabilities, Net		(71,565)
Net Assets		1,982,505
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	52,379	79,129	(21,291)	9,824	120,041	—	922	—	5,451
Columbia Short-Term Cash Fund, 0.051%
	52,774	1,030,850	(1,002,019)	—	81,605	—	—	13	81,613
Columbia Solutions Aggressive Portfolio
	1,012,980	790,812	(356,818)	99,335	1,546,309	—	1,125	—	118,310
Columbia Solutions Conservative Portfolio
	25,126	21,490	(8,795)	1,252	39,073	—	(295)	—	3,608
Total	1,143,259			110,411	1,787,028	—	1,752	13

(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2021	7

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,686	125,209
Total Alternative Strategies Funds (Cost $103,878)		125,209

Exchange-Traded Equity Funds 6.0%

Real Estate 6.0%
iShares U.S. Real Estate ETF	1,210	123,347
Total Exchange-Traded Equity Funds (Cost $107,579)		123,347

Exchange-Traded Fixed Income Funds 7.5%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	368	41,385
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	647	82,823
Investment Grade 1.5%
Vanguard Mortgage-Backed Securities ETF	581	31,008
Total Exchange-Traded Fixed Income Funds (Cost $148,107)		155,216

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	126,514	1,653,534
Total Multi-Asset/Tactical Strategies Funds (Cost $1,365,694)		1,653,534

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.051%(a),(b)	85,782	85,774
Total Money Market Funds (Cost $85,773)		85,774
Total Investments in Securities (Cost: $1,811,031)		2,143,080
Other Assets & Liabilities, Net		(75,325)
Net Assets		2,067,755
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	56,745	78,610	(20,463)	10,317	125,209	—	894	—	5,686
Columbia Short-Term Cash Fund, 0.051%
	59,892	992,772	(966,890)	—	85,774	—	—	14	85,782
Columbia Solutions Aggressive Portfolio
	1,126,086	764,306	(344,894)	108,036	1,653,534	—	1,089	—	126,514
Total	1,242,723			118,353	1,864,517	—	1,983	14

(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2021

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,742	126,446
Total Alternative Strategies Funds (Cost $104,332)		126,446

Exchange-Traded Equity Funds 6.0%

Real Estate 6.0%
iShares U.S. Real Estate ETF	1,222	124,571
Total Exchange-Traded Equity Funds (Cost $108,263)		124,571

Exchange-Traded Fixed Income Funds 7.5%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	372	41,835
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	653	83,591
Investment Grade 1.5%
Vanguard Mortgage-Backed Securities ETF	587	31,328
Total Exchange-Traded Fixed Income Funds (Cost $150,318)		156,754

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	127,757	1,669,780
Total Multi-Asset/Tactical Strategies Funds (Cost $1,374,090)		1,669,780

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 0.051%(a),(b)	86,900	86,891
Total Money Market Funds (Cost $86,891)		86,891
Total Investments in Securities (Cost: $1,823,894)		2,164,442
Other Assets & Liabilities, Net		(76,361)
Net Assets		2,088,081
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	63,444	55,296	(2,960)	10,666	126,446	—	185	—	5,742
Columbia Short-Term Cash Fund, 0.051%
	66,684	427,918	(407,711)	—	86,891	—	—	11	86,900
Columbia Solutions Aggressive Portfolio
	1,258,326	309,758	(12,855)	114,551	1,669,780	—	32	—	127,757
Total	1,388,454			125,217	1,883,117	—	217	11

(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT295_03_L01_(08/21)